Inventory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Inventory
Finished goods	$ 17,569	$ 5,992
Provision for obsolescense	(527)	(290)
Total	$ 17,042	$ 5,702